Subordinated Debt	12 Months Ended
Dec. 31, 2025
Subordinated liabilities [abstract]
Subordinated Debt
20.
Subordinated debt

	Currency	Maturity date	Nominal interest rate, %	2024	2025

Third bond program – fourth issue	KZT	June 2025	10.7	62,278	—
Debt component of preference shares	KZT	n/a	n/a	138	161

Total subordinated debt				62,416	161

On 10 July 2025, the Bank fully repaid its outstanding subordinated debt under the fourth issue of third bond program.

The debt component of preference shares relates to subsidiary Kaspi Bank JSC, and is held by the non-controlling interest. As at 31 December 2024 and 2025, accrued interest of KZT 3,179 million and KZT Nil, respectively, was included in subordinated debt.

All subordinated debt are recorded at amortized cost as at 31 December 2024 and 2025. The above liabilities are subordinated to the claims of depositors and other creditors of the issuer in the event of liquidation. The Group did not have any defaults or other breaches with respect to its subordinated debt as at 31 December 2024 and 2025.

Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Non-cash changes
	1 January 2024	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2024

Debt securities issued	99,468	(48,769)	—	351	51,050
Subordinated debt	62,369	—	—	47	62,416

			Non-cash changes
	1 January 2025	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2025

Debt securities issued	51,050	277,051	(709)	4,600	331,992
Subordinated debt	62,416	(59,103)	—	(3,152)	161